Schedule of Investments

Infusive® Compounding Global Equities ETF

March 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Argentina — 0.7%
MercadoLibre, Inc.*	166	$197,454
Belgium — 1.3%
Anheuser-Busch InBev SA/NV	6,386	385,538
Canada — 0.5%
Lululemon Athletica, Inc.*	407	148,649
China — 20.3%
Alibaba Group Holding Ltd.*	68,846	985,473
ANTA Sports Products Ltd.	8,130	102,152
China Tourism Group Duty Free Corp. Ltd., Class A	6,800	176,071
Foshan Haitian Flavouring & Food Co., Ltd., Class A	13,070	179,988
JD.Com, Inc., Class A*	11,632	347,561
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	4,300	91,871
Kuaishou Technology, 144A*	20,651	195,662
Kweichow Moutai Co., Ltd., Class A	3,900	1,056,080
Luzhou Laojiao Co., Ltd., Class A	4,200	122,981
Meituan, Class B, 144A*	18,644	370,433
Muyuan Foods Co., Ltd., Class A	14,828	132,815
NetEase, Inc.	12,911	237,071
Pinduoduo, Inc., ADR*	4,561	182,942
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	3,520	141,341
Shenzhou International Group Holdings Ltd.	4,268	57,114
Tencent Holdings Ltd.	22,042	1,053,211
Wuliangye Yibin Co., Ltd., Class A	11,600	283,344
Yihai Kerry Arawana Holdings Co., Ltd., Class A	14,300	111,686
		5,827,796
France — 9.5%
Danone SA	2,025	112,723
Hermes International	335	481,391
Kering SA	354	226,756
L'Oreal SA	1,696	686,605
LVMH Moet Hennessy Louis Vuitton SE	1,672	1,208,112
		2,715,587
Italy — 0.5%
Ferrari NV	589	130,218
Japan — 1.1%
Nintendo Co., Ltd.	428	217,465
Z Holdings Corp.	18,739	82,814
		300,279
Netherlands — 1.7%
Heineken NV	830	79,957
Prosus NV*	6,648	359,304
Universal Music Group NV	1,755	47,246
		486,507
South Africa — 0.6%
Naspers Ltd., Class N	1,591	181,188
Spain — 0.5%
Industria de Diseno Textil SA	6,583	144,880
Switzerland — 4.1%
Nestle SA	9,046	1,181,558
United Kingdom — 3.6%
British American Tobacco PLC	6,955	292,530
Diageo PLC	7,069	359,591
Unilever PLC	8,330	378,934
		1,031,055
United States — 55.3%
Alphabet, Inc., Class A*	500	1,390,675
Altria Group, Inc.	5,558	290,406
Amazon.com, Inc.*	409	1,333,320
Apple, Inc.	8,010	1,398,626
Brown-Forman Corp., Class B	1,433	96,040
Chipotle Mexican Grill, Inc.*	84	132,891
Coca-Cola Co. (The)	13,604	843,448
Colgate-Palmolive Co.	2,535	192,229
Constellation Brands, Inc., Class A	602	138,653
DoorDash, Inc., Class A*	929	108,869
Estee Lauder Cos., Inc. (The), Class A	1,097	298,735
General Mills, Inc.	1,777	120,338
Hershey Co. (The)	609	131,928
Keurig Dr Pepper, Inc.	4,213	159,673
Kimberly-Clark Corp.	978	120,450
Kraft Heinz Co. (The)	3,790	149,288
Mastercard, Inc., Class A	3,230	1,154,338
Match Group, Inc.*	952	103,521
McDonald's Corp.	2,265	560,089
Meta Platforms, Inc., Class A*	5,934	1,319,484
Mondelez International, Inc., Class A	4,204	263,927
Monster Beverage Corp.*	1,521	121,528
Netflix, Inc.*	1,445	541,283
NIKE, Inc., Class B	4,250	571,880
PepsiCo, Inc.	4,217	705,841
Philip Morris International, Inc.	5,037	473,176
Ross Stores, Inc.	1,025	92,721
Snap, Inc., Class A*	4,866	175,127
Starbucks Corp.	3,710	337,499
TJX Cos., Inc. (The)	3,381	204,821
Twitter, Inc.*	2,663	103,031
Visa, Inc., Class A	6,038	1,339,047
Walt Disney Co. (The)*	5,790	794,156

Schedule of Investments

Infusive® Compounding Global Equities ETF (Continued)

March 31, 2022 (Unaudited)

	Number of Shares	Value
United States (Continued)
Yum! Brands, Inc.	875	$103,714
		15,870,752
TOTAL COMMON STOCKS
(Cost $28,975,843)		28,601,461

PREFERRED STOCKS — 0.1%
Germany — 0.1%
Porsche Automobil Holding SE
(Cost $41,770)	409	40,001

Short-Term Investments — 0.1%

MONEY MARKET FUND — 0.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.25%(a)
(Cost $34,963)	34,963	34,963

TOTAL INVESTMENTS — 99.9%
(Cost $29,052,576)		$28,676,425
Other assets and liabilities, net — 0.1%		27,876
NET ASSETS — 100.0%		$28,704,301

*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of March 31, 2022.

ADR:	American Depositary Receipt
PLC:	Public Limited Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At March 31, 2022 the Infusive® Compounding Global Equities ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments (excluding Cash Equivalents)
Consumer Staples	$9,703,202	33.8%
Consumer Discretionary	8,785,503	30.7%
Communication Services	6,260,746	21.9%
Information Technology	3,892,011	13.6%
Total	$28,641,462	100.0%